Note 9 - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
9	Property, plant and equipment, net

Year ended December 31, 2019	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	732,578	12,121,569	377,260	127,378	63,197	13,421,982
Translation differences	(1,611)	(38,961)	(1,615)	(864)	(256)	(43,307)
Increase due to business combinations (*)	59,468	115,908	1,733	1,630	-	178,739
Additions	16	1,178	1,107	299,412	12,202	313,915
Disposals / Consumptions	(35)	(27,153)	(7,110)	(2,120)	(2,557)	(38,975)
Transfers / Reclassifications	8,723	296,272	28,349	(317,128)	(11,984)	4,232
Values at the end of the year	799,139	12,468,813	399,724	108,308	60,602	13,836,586

Depreciation
Accumulated at the beginning of the year	110,914	6,936,900	310,260	-	-	7,358,074
Translation differences	(420)	(24,973)	(1,485)	-	-	(26,878)
Depreciation charge	11,409	415,826	20,080	-	-	447,315
Transfers / Reclassifications	(362)	(38)	-	-	-	(400)
Disposals / Consumptions	(73)	(25,580)	(5,889)	-	-	(31,542)
Accumulated at the end of the year	121,468	7,302,135	322,966	-	-	7,746,569
At December 31, 2019	677,671	5,166,678	76,758	108,308	60,602	6,090,017

(*) Related to SSP acquisition. See Note
27.

Year ended December 31, 2018	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	712,061	11,954,585	370,542	167,079	42,413	13,246,680
Translation differences	(5,628)	(117,977)	(5,458)	(2,269)	(424)	(131,756)
Additions	723	681	1,245	294,163	20,756	317,568
Disposals / Consumptions	(221)	(21,836)	(10,269)	(42)	(3,541)	(35,909)
Transfers / Reclassifications	25,643	306,116	21,200	(331,553)	3,993	25,399
Values at the end of the year	732,578	12,121,569	377,260	127,378	63,197	13,421,982

Depreciation
Accumulated at the beginning of the year	101,197	6,612,871	303,469	-	-	7,017,537
Translation differences	(1,383)	(72,141)	(4,939)	-	-	(78,463)
Depreciation charge	11,153	417,229	21,083	-	-	449,465
Transfers / Reclassifications	-	173	(671)	-	-	(498)
Disposals / Consumptions	(53)	(21,232)	(8,682)	-	-	(29,967)
Accumulated at the end of the year	110,914	6,936,900	310,260	-	-	7,358,074
At December 31, 2018	621,664	5,184,669	67,000	127,378	63,197	6,063,908

Property, plant and equipment include capitalized interests for net amounts at
December 31, 2019
and
2018
of
$35.4
million and
$37.4
million, respectively. There were
no
interest capitalized during
2019
and
2018.